                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                      RIVERSOURCE MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    7/31
                         --------------

  Annual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS

  RIVERSOURCE(SM)
  CASH MANAGEMENT FUND

------------------------------------------------------------------------------

  ANNUAL REPORT FOR
  THE PERIOD ENDED
  JULY 31, 2006

> RIVERSOURCE CASH MANAGEMENT
  FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH MAXIMUM
  CURRENT INCOME CONSISTENT WITH
  LIQUIDITY AND STABILITY OF
  PRINCIPAL.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    4

Questions & Answers with Portfolio Management ..........................    6

Investments in Securities ..............................................    8

Financial Statements ...................................................   12

Notes to Financial Statements ..........................................   15

Report of Independent Registered Public Accounting Firm ................   27

Federal Income Tax Information .........................................   28

Fund Expenses Example ..................................................   31

Board Members and Officers .............................................   33

Approval of Investment Management Services Agreement ...................   36

Proxy Voting ...........................................................   36


------------------------------------------------------------------------------

2 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Cash Management Fund invests in money market securities, such as high quality commercial paper, banker's acceptances and CDs, to provide current income.

------------------------------------------------------------------------------
SECTOR BREAKDOWN
------------------------------------------------------------------------------

Percentage of portfolio assets

Commercial Paper                        86.6%
Certificates of Deposit                 10.6%       [PIE CHART]
U.S. Government Obligations & Agencies   2.8%

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
  X                  HIGH
                     MEDIUM  QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products involve risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

              TICKER SYMBOL    INCEPTION DATE
Class A           IDSXX               10/6/75
Class B           ACBXX               3/20/95
Class C              --               6/26/00
Class I           RCIXX                3/4/04
Class Y           IDYXX               3/20/95

Total net assets              $ 3.945 billion

Number of holdings                        137

Weighted average maturity             52 days

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 3

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                               FUND PERFORMANCE
                       For the year ended July 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+3.82%     RiverSource Cash Management Fund Class A

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses.


------------------------------------------------------------------------------

4 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

                    CLASS A        CLASS B           CLASS C        CLASS I    CLASS Y
(INCEPTION DATES)  (10/6/75)      (3/20/95)         (6/26/00)      (3/4/04)   (3/20/95)
                                        AFTER             AFTER
                     NAV(1)    NAV(2)  CDSC(3)   NAV(2)  CDSC(4)    NAV(1)      NAV(1)
AT JULY 31, 2006
---------------------------------------------------------------------------------------
1 year               +3.82%    +3.14%  -1.86%    +3.14%  +2.14%     +4.16%      +3.95%
---------------------------------------------------------------------------------------
3 years              +1.92%    +1.38%  +0.07%    +1.38%  +1.38%       N/A       +2.05%
---------------------------------------------------------------------------------------
5 years              +1.69%    +1.10%  +0.71%    +1.10%  +1.10%       N/A       +1.78%
---------------------------------------------------------------------------------------
10 years             +3.44%    +2.75%  +2.75%      N/A     N/A        N/A       +3.49%
---------------------------------------------------------------------------------------
Since inception      +6.16%    +2.98%  +2.98%    +1.76%  +1.76%     +2.69%      +3.73%
---------------------------------------------------------------------------------------
AT JUNE 30, 2006
---------------------------------------------------------------------------------------
1 year               +3.61%    +2.94%  -2.06%    +2.94%  +1.94%     +3.97%      +3.75%
---------------------------------------------------------------------------------------
3 years              +1.80%    +1.27%  -0.05%    +1.27%  +1.27%       N/A       +1.93%
---------------------------------------------------------------------------------------
5 years              +1.67%    +1.07%  +0.69%    +1.08%  +1.08%       N/A       +1.76%
---------------------------------------------------------------------------------------
10 years             +3.43%    +2.75%  +2.75%      N/A     N/A        N/A       +3.49%
---------------------------------------------------------------------------------------
Since inception      +6.16%    +2.97%  +2.97%    +1.73%  +1.73%     +2.60%      +3.72%
---------------------------------------------------------------------------------------

(1) Sales charge is not applicable to these shares. Class I and Class Y shares available to institutional investors only.

(2)   Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows:

      first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is the discussion of RiverSource Cash Management Fund's results and positioning for the 12 months ended July 31, 2006.

Q:    How did RiverSource Cash Management Fund perform for the annual period?

A: RiverSource Cash Management Fund's Class A shares returned 3.82% for the 12 months ended July 31, 2006. The Fund's seven-day annualized simple yield was 4.84%, while its seven-day annualized compound yield was 4.96% as of July 31, 2006. The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

Q:    What factors most significantly affected the Fund's performance?

A: An increase in short-term rates had the greatest effect on the Fund's annual results. The Federal Reserve Board (the Fed) raised interest rates by 0.25% eight additional times during the 12 months, bringing the targeted federal funds rate, an interest rate that affects short-term rates, to 5.25%. As the Fed raised rates, money market yields also moved higher.

      While concern about whether the Fed would continue its "measured" pace of rate increases was always present in the market, debate as to when and at what level the Fed might stop raising rates tended to rise over the course of the 12-month reporting period. Because we had anticipated a continuation of rate tightening due to the generally positive economic backdrop, we positioned the Fund to take advantage of a rising rate environment.

------------------------------------------------------------------------------
      BECAUSE WE HAD ANTICIPATED A CONTINUATION OF RATE TIGHTENING DUE TO THE GENERALLY POSITIVE ECONOMIC BACKDROP, WE POSITIONED THE FUND TO TAKE ADVANTAGE OF A RISING RATE ENVIRONMENT.
------------------------------------------------------------------------------


------------------------------------------------------------------------------

6 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

Q:    What changes did you make to the Fund's portfolio during the period?

A: Throughout the period, we were alert to changes in the details of economic releases that could provide opportunities to adjust the portfolio. As changing expectations of Fed actions were priced into or out of the market, we adjusted the Fund's duration to maximize yield.

      The Fund was generally focused on one- to three-month maturities, but we opportunistically added three-month and longer fixed-rate securities to maximize yield. As of July 31, 2006, the average weighted maturity of the Fund was 52 days, compared to 40 days at July 31, 2005.

      During much of the fiscal year, we focused the Fund's holdings on floating rate securities. This strategy reflected our belief that floating rate issues, which are reset in line with changes in market rates, were attractively valued relative to fixed rate products in a rising interest rate environment. Indeed, these floating securities enabled the Fund to capture higher rates through the frequent resets of these securities' yields. However, toward the end of the reporting period, we began lengthening the Fund's duration in anticipation of the Fed nearing an end to its current tightening cycle. In implementing this strategy, we favored longer-dated fixed rate securities that enabled the Fund to lock in higher yields vs. floating rate securities.

Q:    How do you intend to manage the Fund in the coming months?

A: As mentioned, we believe the Fed is nearing an end to its current tightening cycle. Thus, we intend to increase the Fund's allocation to fixed rate securities during the coming months, seeking to lock in higher rates. As we add fixed rate securities to the portfolio, we expect the Fund's weighted average maturity to lengthen somewhat further.

      We will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust the Fund's portfolio positioning accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 7

INVESTMENTS IN SECURITIES

JULY 31, 2006
(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (10.5%)
------------------------------------------------------------------------------

                                                  AMOUNT
                             EFFECTIVE          PAYABLE AT
 ISSUER                        YIELD             MATURITY             VALUE(a)
CERTIFICATE OF DEPOSIT
AmSouth Bank
      11-10-06                 5.15%           $24,000,000      $   24,000,000
Bank of New York
      02-14-07                 4.90             20,000,000          20,000,000
Canadian Imperial Bank of Commerce NY
      01-29-07                 4.71             20,000,000          20,000,000
Citibank NA
      08-28-06                 5.13             37,000,000          37,000,000
      09-07-06                 5.20             32,000,000          32,000,000
Citigroup Funding
      09-20-06                 5.37             37,000,000          37,000,000
Credit Suisse First Boston NY
      09-26-06                 5.43             25,000,000(b)       25,000,000
      03-29-07                 5.12             22,000,000          22,000,000
      06-26-07                 5.68             40,000,000          40,000,000
DEPFA Bank
      01-26-07                 5.23             25,000,000          25,000,000
Deutsche Bank
      01-16-07                 4.68             20,000,000          20,000,000
Natexis Banques Populair NY
      01-23-07                 4.71             20,000,000          20,000,000
      05-03-07                 5.25             20,000,000          20,000,000
SunTrust Banks
      08-22-06                 5.35             42,000,000(b)       42,000,000
Wells Fargo Bank
      08-09-06                 5.28             10,000,000          10,000,000
      05-03-07                 5.20             20,000,000(b)       20,000,000
------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $414,000,000)                                            $  414,000,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMERCIAL PAPER (86.2%)
------------------------------------------------------------------------------

                                                  AMOUNT
                             EFFECTIVE          PAYABLE AT
ISSUER                         YIELD             MATURITY             VALUE(a)
ASSET-BACKED (60.7%)
Amstel Funding
      09-27-06                 4.93%           $12,000,000(c)   $   11,905,380
      09-29-06                 5.37             32,000,000(c)       31,716,276
      10-12-06                 5.38             14,000,000(c)       13,848,800
      11-03-06                 5.09             24,000,000(c)       23,681,653
Amsterdam Funding
      08-14-06                 4.93             30,000,000(c)       29,942,583
Beta Finance
      09-15-06                 5.22             30,000,000          29,801,250
Bryant Park Funding LLC
      08-04-06                 3.97             42,000,000(c)       41,981,503
      08-10-06                 4.78             24,000,000(c)       23,968,200
      08-15-06                 4.97             35,000,000(c)       34,927,725
      08-24-06                 5.15             17,000,000(c)       16,941,784
CHARTA LLC
      08-08-06                 4.64             30,000,000(c)       29,969,083
      09-12-06                 5.30             15,000,000(c)       14,905,675
Chesham Finance LLC
      08-01-06                 5.30              1,600,000           1,600,000
      09-15-06                 5.34             40,000,000          39,729,000
Cheyne Finance LLC
      08-23-06                 5.13             25,000,000          24,918,264
      04-20-07                 5.34             23,000,000(b)       22,997,489
Citibank Credit Card Dakota Nts
      08-16-06                 4.93             81,000,000(c)       80,822,812
      09-11-06                 5.15             60,000,000(c)       59,641,933
      10-16-06                 5.38             16,000,000(c)       15,817,938
Cullinan Finance
      08-11-06                 4.83             34,000,000          33,949,850
      10-05-06                 5.37             56,000,000          55,454,000
      10-12-06                 5.38             39,000,000          38,578,800
      03-15-07                 5.33             25,000,000(b)       24,996,817
Deer Valley Funding LLC
      08-01-06                 5.16             40,000,000          40,000,000
      08-11-06                 4.83             15,687,000          15,663,905
      08-15-06                 4.98             60,000,000          59,875,867
      08-22-06                 5.12             40,000,000          39,875,167

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

8 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

                                                  AMOUNT
                             EFFECTIVE          PAYABLE AT
ISSUER                         YIELD             MATURITY             VALUE(a)
ASSET-BACKED (CONT.)
Ebury Finance LLC
      08-02-06                 2.66%           $40,000,000      $   39,994,100
      08-04-06                 3.98             37,000,000          36,983,628
      08-11-06                 4.85             50,000,000          49,925,972
      01-16-07                 5.54             28,000,000          27,290,480
Emerald Ctfs MBNA MCCT
      08-10-06                 4.79             42,000,000(c)       41,944,245
      08-16-06                 4.99             35,000,000(c)       34,922,563
      08-24-06                 5.14             27,000,000(c)       26,907,885
      08-30-06                 5.21             25,000,000(c)       24,891,854
      10-25-06                 5.40             27,000,000(c)       26,656,388
Fairway Finance
      08-09-06                 4.72             10,000,000(c)        9,988,222
      08-10-06                 4.78             12,400,000(c)       12,383,570
      10-12-06                 5.31             36,000,000(b)       35,998,584
FCAR Owner Trust 1
      08-08-06                 4.62             33,000,000          32,966,184
Five Finance
      08-11-06                 4.84             26,237,000          26,198,228
      08-18-06                 4.89             10,000,000           9,975,586
      08-21-06                 4.95             10,000,000           9,971,222
      10-04-06                 5.35             38,000,000          37,636,551
      10-06-06                 5.33              1,000,000             990,173
      10-10-06                 5.38             16,000,000          15,832,000
Galaxy Funding
      08-29-06                 5.18             24,000,000(c)       23,900,227
      09-07-06                 5.09             22,800,000(c)       22,678,264
Gemini Securitization
      08-09-06                 4.71             48,000,000(c)       47,943,573
      10-12-06                 5.38             16,700,000(c)       16,519,640
Grampian Funding LLC
      08-03-06                 3.28             22,000,000(c)       21,993,987
      08-07-06                 4.23             27,000,000(c)       26,977,815
      09-08-06                 4.79             15,000,000(c)       14,922,575
      10-10-06                 5.03             12,000,000(c)       11,882,167
      11-01-06                 5.10             26,000,000(c)       25,661,798
K2 (USA) LLC
      09-13-06                 5.16             13,000,000          12,918,479
      10-30-06                 5.11             20,000,000          19,745,000
      10-31-06                 5.10             10,000,000           9,871,336
Kitty Hawk Funding
      08-02-06                 2.66             30,230,000(c)       30,225,541
      08-15-06                 4.97             20,000,000(c)       19,958,700

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

                                                  AMOUNT
                             EFFECTIVE          PAYABLE AT
ISSUER                         YIELD             MATURITY             VALUE(a)
ASSET-BACKED (CONT.)
Nieuw Amsterdam
      08-14-06                 4.94%           $26,000,000(c)   $   25,950,145
      08-24-06                 5.14             30,000,000(c)       29,897,650
      09-15-06                 5.22             24,000,000(c)       23,841,000
      12-11-06                 5.36             13,000,000(c)       12,747,367
Park Granada LLC
      08-01-06                 5.09             32,000,000(c)       32,000,000
      10-02-06                 5.34             39,000,000(c)       38,638,643
      10-10-06                 5.38             50,000,000(c)       49,475,000
      01-05-07                 5.53             16,000,000(c)       15,621,107
Park Sienna LLC
      08-08-06                 4.64             25,000,000(c)       24,974,236
Ranger Funding LLC
      08-07-06                 4.53             23,000,000(c)       22,979,760
Scaldis Capital LLC
      09-01-06                 5.01             40,000,000(c)       39,822,611
      10-06-06                 5.02             11,000,000(c)       10,898,158
      10-23-06                 5.37             23,000,000(c)       22,715,241
      10-30-06                 5.37             45,000,000(c)       44,397,000
Sedna Finance
      08-07-06                 4.53             24,000,000          23,978,880
      08-15-06                 5.13             39,000,000(b)       38,999,924
      05-08-07                 5.33             32,000,000          32,000,000
Solitaire Funding LLC
      08-03-06                 3.52             48,000,000(c)       47,985,920
      08-08-06                 4.51             14,000,000(c)       13,985,981
      08-14-06                 4.71             23,000,000(c)       22,957,974
      08-23-06                 5.05             30,000,000(c)       29,903,567
      11-21-06                 5.17              9,000,000(c)        8,856,360
White Pine Finance LLC
      08-01-06                 5.11             35,000,000          35,000,000
      08-08-06                 4.63             30,000,000          29,969,142
      08-25-06                 4.92             10,000,000           9,965,933
      09-06-06                 5.29             40,000,000(b)       39,999,605
      10-31-06                 5.10              1,445,000           1,426,408
                                                                --------------
Total                                                            2,393,155,903
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 9

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

                                                  AMOUNT
                             EFFECTIVE          PAYABLE AT
ISSUER                         YIELD             MATURITY             VALUE(a)
BANKING (14.2%)
ANZ Delaware
      10-05-06                 4.99%           $ 8,000,000      $    7,927,417
Bank of America
      10-11-06                 5.05             38,000,000          37,620,032
      10-27-06                 5.08             25,000,000          24,693,083
DekaBank Deutsche Girozentrale
      08-17-07                 5.51             26,000,000(b)       25,999,912
DEPFA Bank
      06-15-07                 5.37             50,000,000(b)       50,000,000
Irish Life & Permanent
      10-18-06                 5.08             60,000,000(c)       59,338,517
      04-04-07                 5.62             25,550,000(c)       24,601,094
      08-21-07                 5.40             35,000,000(b)       34,997,525
Natexis Banques Populair
      08-13-07                 5.35             27,000,000(b)       27,000,000
Noredea North America
      10-02-06                 4.99             22,000,000          21,809,419
Northern Rock
      07-09-07                 5.35             59,300,000(b)       59,300,000
      08-03-07                 5.39             15,000,000(b)       15,000,000
Skandinaviska Enskilda Banken
      08-06-07                 5.33             20,000,000(b)       20,000,000
      08-18-07                 5.36             30,000,000(b)       30,000,000
Societe Generale North America
      10-18-06                 5.09             42,000,000          41,536,355
Wells Fargo Bank
      08-31-07                 5.34             20,000,000          20,000,000
Westpac Banking
      07-11-07                 5.34             59,300,000(b)       59,300,000
                                                                --------------
Total                                                              559,123,354
------------------------------------------------------------------------------

BROKERAGE (7.3%)
Bear Stearns Companies
      10-13-06                 5.33             50,000,000(b)       50,000,000
      01-12-07                 5.34             34,000,000(b)       34,000,000
      08-15-07                 5.41             25,000,000(b)       25,000,000
      08-27-07                 5.44             30,000,000(b)       30,000,000
Goldman Sachs Group
      08-15-07                 5.39             25,000,000(b)       25,000,000
Lehman Brothers Holdings
      07-25-07                 5.20             25,000,000(b,c)     25,000,000
      08-20-07                 5.49             42,000,000(b)       42,000,000

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

                                                  AMOUNT
                             EFFECTIVE          PAYABLE AT
ISSUER                         YIELD             MATURITY             VALUE(a)
BROKERAGE (CONT.)
Merrill Lynch & Co
      07-27-07                 5.37%           $25,000,000(b)   $   25,000,000
      08-15-07                 5.35             30,000,000(b)       30,000,000
                                                                --------------
Total                                                              286,000,000
------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (2.1%)
SLM
      08-15-07                 5.37             42,500,000(b)       42,500,000
      08-20-07                 5.38             40,000,000(b)       40,000,000
                                                                --------------
Total                                                               82,500,000
------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.6%)
General Electric Capital
      08-04-06                 3.95              6,000,000           5,997,370
      08-17-07                 5.36             10,000,000(b)       10,000,000
General Electric Capital Services
      09-13-06                 5.18              7,000,000           6,955,937
                                                                --------------
Total                                                               22,953,307
------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
HSBC Finance
      08-24-07                 5.43             25,000,000(b)       25,000,000
------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Eli Lilly
      09-01-07                 5.32             30,000,000(b)       30,000,000
------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,398,732,564)                                          $3,398,732,564
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (2.8%)
------------------------------------------------------------------------------

                              COUPON            PRINCIPAL
ISSUER                         RATE              AMOUNT               VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
U.S. Treasury Inflation-Indexed Bond
      01-15-07                 3.38%          $110,923,456(d)  $   111,126,917
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $111,126,917)                                           $   111,126,917
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,923,859,481)(e)                                      $ 3,923,859,481
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

10 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $1,497,017,690 or 38.0% of net assets.

(d) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e) Also represents the cost of securities for federal income tax purposes at July 31, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 11

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $3,923,859,481)                                                        $ 3,923,859,481
Cash in bank on demand deposit                                                                  10,944,750
Capital shares receivable                                                                        4,172,179
Accrued interest receivable                                                                      9,005,449
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                 3,947,981,859
-----------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                                2,578,332
Accrued investment management services fee                                                          94,232
Accrued distribution fee                                                                            36,756
Accrued transfer agency fee                                                                         32,985
Accrued administrative services fee                                                                 16,024
Other accrued expenses                                                                             520,017
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                3,278,346
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                         $ 3,944,703,513
===========================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                   $    39,429,911
Additional paid-in capital                                                                   3,903,504,095
Undistributed net investment income                                                              1,769,508
Accumulated net realized gain (loss)                                                                    (1)
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                   $ 3,944,703,513
===========================================================================================================
Net assets applicable to outstanding shares:              Class A                          $ 3,692,186,974
                                                          Class B                          $   102,977,657
                                                          Class C                          $     2,505,203
                                                          Class I                          $    63,330,870
                                                          Class Y                          $    83,702,809
Net asset value per share of outstanding capital stock:   Class A shares   3,690,335,608   $          1.00
                                                          Class B shares     103,122,495   $          1.00
                                                          Class C shares       2,504,691   $          1.00
                                                          Class I shares      63,304,092   $          1.00
                                                          Class Y shares      83,724,233   $          1.00
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

12 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
Income:
Interest                                                                                     $154,353,672
----------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                             10,801,723
Distribution fee
   Class A                                                                                      3,205,933
   Class B                                                                                        820,043
   Class C                                                                                         16,368
Transfer agency fee                                                                             9,734,856
Incremental transfer agency fee
   Class A                                                                                        843,898
   Class B                                                                                         34,400
   Class C                                                                                            753
Administrative services fees and expenses                                                       1,741,492
Compensation of board members                                                                      27,763
Custodian fees                                                                                    332,080
Printing and postage                                                                            1,296,639
Registration fees                                                                                 198,080
Audit fees                                                                                         39,000
Other                                                                                              67,234
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                 29,160,262
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)            (2,785,284)
----------------------------------------------------------------------------------------------------------
                                                                                               26,374,978
   Earnings and bank fee credits on cash balances (Note 2)                                       (923,047)
----------------------------------------------------------------------------------------------------------
Total net expenses                                                                             25,451,931
----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                               128,901,741
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Reimbursement from affiliate (Note 2)                                                           2,228,011
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $131,129,752
==========================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                                         2006                 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $     128,901,741    $      58,401,921
Net realized gain (loss) on investments                                              --                7,225
Reimbursement from affiliate                                                  2,228,011                   --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             131,129,752           58,409,146
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                              (120,543,466)         (52,351,323)
      Class B                                                                (3,346,291)          (1,396,268)
      Class C                                                                   (67,050)             (24,726)
      Class I                                                                (1,312,882)            (178,347)
      Class Y                                                                (4,098,348)          (4,451,257)
-------------------------------------------------------------------------------------------------------------
Total distributions                                                        (129,368,037)         (58,401,921)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
   Class A shares (Note 2)                                                5,730,467,995        4,887,009,614
   Class B shares                                                           192,945,487          210,343,122
   Class C shares                                                             5,371,287            6,916,934
   Class I shares                                                            79,544,919            8,702,782
   Class Y shares                                                            34,687,539          423,393,174
Reinvestment of distributions at net asset value
   Class A shares                                                           115,652,944           51,326,424
   Class B shares                                                             3,099,540            1,340,779
   Class C shares                                                                61,435               23,481
   Class I shares                                                             1,268,943              177,156
   Class Y shares                                                             4,049,831            4,417,983
Payments for redemptions
   Class A shares                                                        (5,209,174,714)      (5,564,771,727)
   Class B shares (Note 2)                                                 (222,366,108)        (262,086,267)
   Class C shares (Note 2)                                                   (5,098,008)          (8,234,019)
   Class I shares                                                           (29,609,173)            (636,149)
   Class Y shares                                                           (94,609,608)        (497,190,019)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           606,292,309         (739,266,732)
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     608,054,024         (739,259,507)
Net assets at beginning of year                                           3,336,649,489        4,075,908,996
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $   3,944,703,513    $   3,336,649,489
=============================================================================================================
Undistributed net investment income                                   $       1,769,508    $             568
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

14 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Money Market Series, Inc. (formerly AXP Money Market Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares have no sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated fund-of-funds owned 100% of Class I shares, which represents 1.61% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 15

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $2,235,236 and accumulated net realized gain has been decreased by $2,235,236.


------------------------------------------------------------------------------

16 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                  2006            2005
------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income ........................   $ 120,543,466   $  52,351,323
      Long-term capital gain .................              --              --

CLASS B
Distributions paid from:
      Ordinary income ........................       3,346,291       1,396,268
      Long-term capital gain .................              --              --

CLASS C
Distributions paid from:
      Ordinary income ........................          67,050          24,726
      Long-term capital gain .................              --              --

CLASS I
Distributions paid from:
      Ordinary income ........................       1,312,882         178,347
      Long-term capital gain .................              --              --

CLASS Y
Distributions paid from:
      Ordinary income ........................       4,098,348       4,451,257
      Long-term capital gain .................              --              --

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ................................   $   4,347,839
Accumulated long-term gain (loss) ............................   $          --
Unrealized appreciation (depreciation). ......................   $          --

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 17

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.36% to 0.25% annually as the Fund's assets increased.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.03% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $22.00

o     Class B $23.00

o     Class C $22.50

o     Class Y $20.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.


------------------------------------------------------------------------------

18 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets attributable to Class A shares, up to 0.85% for Class B shares and up to 0.75% for Class C shares. At July 31, 2006, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $716,308 for Class B and $1,939 for Class C for the year ended July 31, 2006.

For the year ended July 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.75% for Class A, 1.40% for Class B, 1.41% for Class C and 0.62% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $2,622,263, $92,612, $1,783 and $68,626, respectively. Beginning Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.73% for Class A, 1.38% for Class B, 1.39% for Class C, 0.53% for Class I and 0.60% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $923,047 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time reimbursement of $2,228,011 by Ameriprise Financial for additional earnings from overnights cash balances determined to be owed for prior years. See "Financial highlights" for additional information.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $16,154,971,478 and $15,555,026,547, respectively, for the year ended July 31,
2006. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 19

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended July 31, 2006.

5. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

20 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 21

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended July 31,                 2006         2005     2004     2003     2002
Net asset value, beginning of period       $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .04          .02       --      .01      .02
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.04)        (.02)      --     (.01)    (.02)
-------------------------------------------------------------------------------------------
Net asset value, end of period             $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $3,692       $3,054   $3,680   $4,649   $5,766
-------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets(b)                                     .75%(c)      .80%     .78%     .69%     .59%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.75%        1.58%     .35%     .78%    1.89%
-------------------------------------------------------------------------------------------
Total return(d)                              3.82%(e)     1.63%     .35%     .77%    1.93%
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.83% for the year ended July 31, 2006.

(d)   Total return does not reflect payment of a sales charge.

(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


------------------------------------------------------------------------------

22 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

CLASS B

-----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                 2006         2005         2004        2003        2002
Net asset value, beginning of period       $ 1.00       $ 1.00       $ 1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03          .01           --          --         .01
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)        (.01)          --          --        (.01)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 1.00       $ 1.00       $ 1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $  103       $  129       $  180       $ 278       $ 380
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets(b)                                    1.40%(c)     1.44%(c)     1.07%(c)    1.26%(c)    1.34%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.05%         .91%         .05%        .21%       1.13%
-----------------------------------------------------------------------------------------------------
Total return(d)                              3.14%(e)      .98%         .06%        .20%       1.13%
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.49%, 1.45%, 1.43% and 1.38% for the years ended July 31, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.

(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 23

CLASS C

--------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                2006        2005        2004        2003        2002
Net asset value, beginning of period       $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .03         .01          --          --         .01
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.03)       (.01)         --          --        (.01)
--------------------------------------------------------------------------------------------------
Net asset value, end of period             $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   3       $   2       $   3       $   4       $   4
--------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets(b)                                   1.41%(c)    1.44%(c)    1.07%(c)    1.27%(c)    1.34%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 3.05%        .91%        .06%        .21%        .99%
--------------------------------------------------------------------------------------------------
Total return(d)                             3.14%(e)     .98%        .06%        .20%       1.14%
--------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.49%, 1.45%, 1.43% and 1.38% for the years ended July 31, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.

(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


------------------------------------------------------------------------------

24 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

CLASS I

------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended July 31,                     2006        2005      2004(b)
Net asset value, beginning of period            $1.00       $1.00   $  1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .04         .02        --
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.04)       (.02)       --
--------------------------------------------------------------------------------
Net asset value, end of period                  $1.00       $1.00   $  1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)         $  63       $  12   $     4
--------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets(c)                                         .42%        .39%      .43%(d)
--------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      4.42%       2.21%      .77%(d)
--------------------------------------------------------------------------------
Total return(e)                                  4.16%(f)    2.04%      .30%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 25

CLASS Y

-------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------
Fiscal period ended July 31,               2006        2005    2004    2003    2002
Net asset value, beginning of period      $1.00       $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04         .02      --     .01     .02
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)       (.02)     --    (.01)   (.02)
-------------------------------------------------------------------------------------
Net asset value, end of period            $1.00       $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $  84       $ 140    $209   $ 262   $ 203
-------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets(b)                                   .62%(c)     .66%    .65%    .62%    .57%
-------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                3.78%       1.55%    .47%    .82%   1.86%
-------------------------------------------------------------------------------------
Total return(d)                            3.95%(e)    1.76%    .48%    .85%   1.95%
-------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.68% for the year ended July 31, 2006.

(d)   Total return does not reflect payment of a sales charge.

(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


--------------------------------------------------------------------------------

26 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Cash Management Fund (a series of RiverSource Money Market Series, Inc.) as of July 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2006, and the financial highlights for each of the years in the five-year period ended July 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Cash Management Fund as of July 31, 2006, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
September 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 27

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       0.00%
      Dividends Received Deduction for corporations ..............       0.00%

PAYABLE DATE                                                        PER SHARE
Aug. 29, 2005 ....................................................  $ 0.00237
Sept. 29, 2005 ...................................................    0.00242
Oct. 27, 2005 ....................................................    0.00240
Nov. 29, 2005 ....................................................    0.00303
Dec. 29, 2005 ....................................................    0.00294
Jan. 26, 2006 ....................................................    0.00279
Feb. 27, 2006 ....................................................    0.00341
March 27, 2006 ...................................................    0.00304
April 26, 2006 ...................................................    0.00339
May 25, 2006 .....................................................    0.00338
June 26, 2006 ....................................................    0.00390
July 26, 2006 ....................................................    0.00390
Total distributions ..............................................  $ 0.03697


------------------------------------------------------------------------------

28 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       0.00%
      Dividends Received Deduction for corporations ..............       0.00%

PAYABLE DATE                                                        PER SHARE
Aug. 29, 2005 ....................................................  $ 0.00178
Sept. 29, 2005 ...................................................    0.00186
Oct. 27, 2005 ....................................................    0.00192
Nov. 29, 2005 ....................................................    0.00244
Dec. 29, 2005 ....................................................    0.00240
Jan. 26, 2006 ....................................................    0.00229
Feb. 27, 2006 ....................................................    0.00284
March 27, 2006 ...................................................    0.00253
April 26, 2006 ...................................................    0.00284
May 25, 2006 .....................................................    0.00286
June 26, 2006 ....................................................    0.00333
July 26, 2006 ....................................................    0.00333
Total distributions ..............................................  $ 0.03042

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       0.00%
      Dividends Received Deduction for corporations ..............       0.00%

PAYABLE DATE                                                        PER SHARE
Aug. 29, 2005 ....................................................  $ 0.00179
Sept. 29, 2005 ...................................................    0.00186
Oct. 27, 2005 ....................................................    0.00192
Nov. 29, 2005 ....................................................    0.00243
Dec. 29, 2005 ....................................................    0.00241
Jan. 26, 2006 ....................................................    0.00228
Feb. 27, 2006 ....................................................    0.00283
March 27, 2006 ...................................................    0.00254
April 26, 2006 ...................................................    0.00284
May 25, 2006 .....................................................    0.00287
June 26, 2006 ....................................................    0.00332
July 26, 2006 ....................................................    0.00335
Total distributions ..............................................  $ 0.03044


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 29

CLASS I

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       0.00%
      Dividends Received Deduction for corporations ..............       0.00%

PAYABLE DATE                                                        PER SHARE
Aug. 29, 2005 ....................................................  $ 0.00276
Sept. 29, 2005 ...................................................    0.00280
Oct. 27, 2005 ....................................................    0.00263
Nov. 29, 2005 ....................................................    0.00332
Dec. 29, 2005 ....................................................    0.00318
Jan. 26, 2006 ....................................................    0.00300
Feb. 27, 2006 ....................................................    0.00364
March 27, 2006 ...................................................    0.00329
April 26, 2006 ...................................................    0.00365
May 25, 2006 .....................................................    0.00364
June 26, 2006 ....................................................    0.00419
July 26, 2006 ....................................................    0.00413
Total distributions ..............................................  $ 0.04023

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       0.00%
      Dividends Received Deduction for corporations ..............       0.00%

PAYABLE DATE                                                        PER SHARE
Aug. 29, 2005 ....................................................  $ 0.00251
Sept. 29, 2005 ...................................................    0.00255
Oct. 27, 2005 ....................................................    0.00249
Nov. 29, 2005 ....................................................    0.00315
Dec. 29, 2005 ....................................................    0.00303
Jan. 26, 2006 ....................................................    0.00288
Feb. 27, 2006 ....................................................    0.00353
March 27, 2006 ...................................................    0.00314
April 26, 2006 ...................................................    0.00349
May 25, 2006 .....................................................    0.00348
June 26, 2006 ....................................................    0.00401
July 26, 2006 ....................................................    0.00399
Total distributions ..............................................  $ 0.03825


------------------------------------------------------------------------------

30 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 31

                                   BEGINNING        ENDING          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 FEB. 1, 2006    JULY 31, 2006   THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,021.40         $3.66            .73%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,021.17         $3.66            .73%
----------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,018.10         $6.91           1.38%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,017.95         $6.90           1.38%
----------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,018.10         $6.96           1.39%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,017.90         $6.95           1.39%
----------------------------------------------------------------------------------------------
Class I
----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,023.00         $2.11            .42%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,022.71         $2.11            .42%
----------------------------------------------------------------------------------------------
Class Y
----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,022.00         $3.01            .60%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,021.82         $3.01            .60%
----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended July 31, 2006:
      +2.14% for Class A, +1.81% for Class B, +1.81% for Class C, +2.30% for Class I and +2.20% for Class Y.


------------------------------------------------------------------------------

32 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION                OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS              DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Kathleen Blatz          Board member        Chief Justice, Minnesota Supreme
901 S. Marquette Ave.   since 2006          Court, 1998-2005
Minneapolis, MN 55402
Age 52
----------------------------------------------------------------------------------------------------------
Arne H. Carlson         Board member        Chair, Board Services Corporation
901 S. Marquette Ave.   since 1999          (provides administrative services
Minneapolis, MN 55402                       to boards); former Governor
Age 71                                      of Minnesota
----------------------------------------------------------------------------------------------------------
Patricia M. Flynn       Board member        Trustee Professor of Economics and
901 S. Marquette Ave.   since 2004          Management, Bentley College;
Minneapolis, MN 55402                       former Dean, McCallum Graduate
Age 55                                      School of Business, Bentley
                                            College
----------------------------------------------------------------------------------------------------------
Anne P. Jones           Board member        Attorney and Consultant
901 S. Marquette Ave.   since 1985
Minneapolis, MN 55402
Age 71
----------------------------------------------------------------------------------------------------------
Jeffrey Laikind         Board member        Former Managing Director,           American Progressive
901 S. Marquette Ave.   since 2005          Shikiar Asset Management            Insurance
Minneapolis, MN 55402
Age 70
----------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.   Board member        President Emeritus and              Valmont Industries, Inc.
901 S. Marquette Ave.   since 2002          Professor of Economics,             (manufactures irrigation
Minneapolis, MN 55402                       Carleton College                    systems)
Age 67
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 33

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION                OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS              DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Catherine James Paglia  Board member        Director, Enterprise Asset          Strategic Distribution,
901 S. Marquette Ave.   since 2004          Management, Inc. (private real      Inc. (transportation,
Minneapolis, MN 55402                       estate and asset management         distribution and logistics
Age 54                                      company)                            consultants)
----------------------------------------------------------------------------------------------------------
Vikki L. Pryor          Board member        President and Chief Executive
901 S. Marquette Ave.   since 2006          Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                       Insurance Company, Inc. since 1999
Age 53
----------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby    Board member        Chief Executive Officer,            Hybridon, Inc.
901 S. Marquette Ave.   since 2002          RiboNovix, Inc. since 2003          (biotechnology);
Minneapolis, MN 55402                       (biotechnology); former President,  American Healthways, Inc.
Age 62                                      Forester Biotech                    (health management
                                                                                programs)
----------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION                OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS              DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
William F. Truscott**   Board member        President, Ameriprise Certificate
53600 Ameriprise        since 2001,         Company since 2006; President -
Financial Center        Vice President      U.S. Asset Management and Chief
Minneapolis, MN 55474   since 2002,         Investment Officer, Ameriprise
Age 46                  Acting President    Financial, Inc. and President,
                        since 2006          Chairman of the Board and Chief
                                            Investment Officer, RiverSource
                                            Investments, LLC since 2005;
                                            Senior Vice President - Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of
                                            the Board and Chief Investment
                                            Officer, RiverSource Investments,
                                            LLC, 2001-2005
----------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


------------------------------------------------------------------------------

34 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the Fund's other officers are:

FUND OFFICERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
Jeffrey P. Fox          Treasurer           Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise          since 2002          Inc., since 2002; Vice President - Finance, American Express
Financial Center                            Company, 2000-2002
Minneapolis, MN 55474
Age 51
----------------------------------------------------------------------------------------------------------
Michelle M. Keeley      Vice President      Executive Vice President - Equity and Fixed Income,
172 Ameriprise          since 2004          Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                            since 2006; Vice President - Investments, Ameriprise
Minneapolis, MN 55474                       Certificate Company since 2003; Senior Vice President - Fixed
Age 42                                      Income, Ameriprise Financial, Inc., 2002-2006 and
                                            RiverSource Investments, LLC, 2004-2006; Managing Director,
                                            Zurich Global Assets, 2001-2002
----------------------------------------------------------------------------------------------------------
Leslie L. Ogg           Vice President,     President of Board Services Corporation
901 S. Marquette Ave.   General Counsel,
Minneapolis, MN 55402   and Secretary
Age 68                  since 1978
----------------------------------------------------------------------------------------------------------
Edward S. Dryden*       Acting Chief        Chief Compliance Officer, Ameriprise Certificate Company since
1875 Ameriprise         Compliance Officer  2006; Vice President - Asset Management Compliance,
Financial Center        since 2006          RiverSource Investments, LLC since 2006; Chief Compliance
Minneapolis, MN 55474                       Officer - Mason Street Advisors, LLC, 2002-2006
Age 41
----------------------------------------------------------------------------------------------------------
Neysa M. Alecu          Anti-Money          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise         Laundering Officer  Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center        since 2004          Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                       Compliance Director and Bank Secrecy Act Officer,
Age 42                                      American Express Centurion Bank, 2000-2003
----------------------------------------------------------------------------------------------------------

* Beth E. Weimer resigned her position as Chief Compliance Officer for the RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance Officer and will be assuming the responsibilities of Chief Compliance Officer until a permanent replacement for Ms. Weimer is found.

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT 35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

36 RIVERSOURCE CASH MANAGEMENT FUND -- 2006 ANNUAL REPORT

RIVERSOURCE(SM) CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(SM) mutual
                        funds are distributed by RiverSource Distributors,
RIVERSOURCE [LOGO](SM)  Inc. and Ameriprise Financial Services, Inc., Members
       INVESTMENTS      NASD, and managed by RiverSource Investments, LLC.
                        These companies are part of Ameriprise Financial, Inc.

                                                              S-6320 AD (9/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended July 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Money Market Series, Inc. were as follows:

                  2006 - $37,000;                       2005 - $36,500

(b) Audit - Related Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Money Market Series, Inc. were as follows:

                  2006 - $866;                          2005 - $806

(c) Tax Fees. The fees paid for the years ended July 31, to KPMG LLP for tax compliance related services for RiverSource Money Market Series, Inc. were as follows:

                  2006 - $2,849;                        2005 - $2,639

(d) All Other Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection to proxy filing for RiverSource Money Market Series, Inc. were as follows:

                  2006 - $2,121;                        2005 - $958


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended July 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2006 - $34,470;                       2005 - $129,047

         The fees paid for the years ended July 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2006 - $29,500;                       2005 - $125,450

(h) 100% of the services performed in item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 8/1/04 - 7/31/05
 2006 represents bills paid 8/1/05 - 7/31/06


Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Money Market Series, Inc.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 4, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 4, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 4, 2006